Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of debt
The following is a summary of the Company’s debt:

		December 31, 2021		December 31, 2020
Type	Maturity	Effective Interest Rate	Carrying Value	Effective Interest Rate	Carrying Value
Senior Notes (2029)	2029	4.875%	$921,399	—%	$—
Senior Secured Notes (2028)	2028	3.875%	921,177	—%	—
Senior Secured Notes (2026)	2026	4.500%	700,000	4.500%	700,000
Term Loan Facility (2026)	2026	3.860%	2,818,800	3.626%	2,847,400
Revolving Credit Facility	2024	3.359%	175,000	—%	—
Finance Lease(1)	2023	3.800%	30,835	—%	—
Total debt outstanding			5,567,211		3,547,400
Debt issuance costs			(47,189)		(51,309)
Term Loan Facility (2026), Senior Notes (2029), Senior Secured Notes (2028), discounts			(33,165)		(9,591)
Short-term debt, including current portion of long-term debt			(30,577)		(28,600)
Long-term debt, net of current portion and debt issuance costs			$5,456,280		$3,457,900

(1) See Note 7 - Leases for additional information.

Debt Instrument Redemption	Additionally, at the Company’s election the Notes may be redeemed (i) prior to November 1, 2022 at a redemption price equal to 100% of the aggregate principal amount of Notes being redeemed plus a “make-whole” premium, plus accrued and unpaid interest to the date of redemption or (ii) prior to November 1, 2022, the Company may use funds in an aggregate amount not exceeding the net cash proceeds of one or more specified equity offerings to redeem up to 40% of the aggregate principal amount of the Notes at a redemption price equal to 104.5% of the aggregate principal amount of the Notes being redeemed, plus accrued and unpaid interest and additional amounts to the date of redemption provided that at least 50% of the original aggregate principal amount of the Notes issued on the Closing Date remains outstanding after the redemption (or all Notes are redeemed substantially concurrently) and the redemption occurs within 120 days of the date of the closing of such equity offering or (iii) on November 1, 2022 of each of the years referenced below based on the call premiums listed below, plus accrued and unpaid interest to the date of redemption.

Period	Redemption Price (as a percentage of principal)
2022	102.250%
2023	101.125%
2024 and thereafter	100.000%
At the Company’s election the New Notes may be redeemed (i) prior to June 30, 2024 at a redemption price equal to 100% of the aggregate principal amount of the New Notes being redeemed plus a “make-whole” premium, plus accrued and unpaid interest to the date of redemption or (ii) prior to June 30, 2024, the Company may use funds in an aggregate amount not exceeding the net cash proceeds of one or more specified equity offerings to redeem up to 40% of the aggregate principal amount of the New Notes at a redemption price equal to 103.875% and 104.875% of the aggregate principal amount of the New Secured Notes and New Unsecured Notes respectively being redeemed, plus accrued and unpaid interest and additional amounts to the date of redemption provided that at least 50% of the original aggregate principal amount of the New Notes issued on the Closing Date remains outstanding after the redemption (or all Notes are redeemed substantially concurrently) and the redemption occurs within 120 days of the date of the closing of such equity offering or (iii) on or after June 30, 2024, during the 12 month period commencing on June 30 of each of the years referenced below based on the call premiums listed below, plus accrued and unpaid interest to the date of redemption.

	Redemption Price (as a percentage of principal)
Period	New Secured Notes	New Unsecured Notes
2024	101.938%	102.438%
2025	100.969%	101.219%
2026 and thereafter	100.000%	100.000%

Schedule of maturities of outstanding borrowings
Amounts due under all of the outstanding borrowings as of December 31, 2021 for the next five years are as follows:

2022	$30,577
2023	57,458
2024	203,600
2025	28,600
2026	3,404,400
Thereafter	1,842,576
Total maturities	5,567,211
Less: capitalized debt issuance costs and original issue discount	(80,354)
Total debt outstanding as of December 31, 2021	$5,486,857